UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:  028-11244
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Allan C. Teh                 NEW YORK, NY           02/13/06
       ------------------------   ------------------------------  ----------
             [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:               51
                                               -------------

Form 13F Information Table Value Total:             $335,066
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number Name




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


                                     Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS    CUSIP          (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
---------------------- -------------- ------- --------- --------  --- ---- ---------- -------- -------- -------- ------------------
ALKERMES INC           NOTE 2.500% 9/0   01642TAE8        24,719  17,500,000  SH        SOLE              17,500,000    0      0
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AMR CORP               NOTE 4.500% 2/1   001765BB1        24,733  21,000,000  SH        SOLE              21,000,000    0      0
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AMR CORP               NOTE 4.250% 9/2   001765BA3         4,230   3,000,000  SH        SOLE               3,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP    NOTE 3.000% 8/1   029912AR3         7,912   5,500,000  SH        SOLE               5,500,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ATMEL CORP             SDCV 5/2          049513AE4         3,136   6,500,000  SH        SOLE               6,500,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC           SDCV 2.250% 1/1   086516AF8         5,995   5,500,000  SH        SOLE               5,500,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CITADEL BROADCASTING
 CORP                  NOTE 1.875% 2/1   17285TAB2        10,091  13,000,000  SH        SOLE              13,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CEPHALON INC           NOTE 2.000% 6/0   156708AP4        14,825  10,000,000  SH        SOLE              10,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC   NOTE 4.250% 5/0   207142AB6         4,925   5,000,000  SH        SOLE               5,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC  NOTE 4.000% 7/0   150934AF4         3,083   6,850,000  SH        SOLE               6,850,000    0    0
-----------------------------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC  NOTE 5.750% 6/1   150934AC1           552   1,150,000  SH        SOLE               1,150,000    0      0
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ECHOSTAR
 COMMUNICATIONS NEW    NOTE 5.750% 5/1   278762AG4         1,955   2,000,000  SH        SOLE               2,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR INTL CORP
 INC                   NOTE 6.000% 1/1   29257MAB6         1,304   1,375,000  SH        SOLE               1,375,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
ICOS CORP              NOTE 2.000% 7/0   449295AB0         7,279   9,000,000  SH        SOLE               9,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
INCYTE CORP            NOTE 3.500% 2/1   45337CAE2         5,052   6,500,000  SH        SOLE               6,500,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
LITHIA MTRS INC        NOTE 2.875% 5/0   536797AB9         7,891   8,135,000  SH        SOLE               8,135,000    0      0
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LUCENT TECHNOLOGIES
 INC                   DBCV 2.750% 6/1   549463AG2         5,000   5,000,000  SH        SOLE               5,000,000    0      0
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LUCENT TECHNOLOGIES
 INC                   DBCV 2.750% 6/1   549463AH0         5,137   5,000,000  SH        SOLE               5,000,000    0      0
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LEVEL 3
 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6           205     250,000  SH        SOLE                 250,000    0      0
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MESA AIR GROUP INC     NOTE 2.482% 6/1   590479AB7         2,356   5,000,000  SH        SOLE               5,000,000    0      0
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MESA AIR GROUP INC     NOTE 2.115% 2/1   590479AD3         7,763  15,000,000  SH        SOLE              15,000,000    0      0
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MAXTOR CORP            NOTE 6.800% 4/3   577729AC0         5,173   5,000,000  SH        SOLE               5,000,000    0      0
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INHALE THERAPEUTICS
 SYS INC               NOTE 3.500% 10/1  457191AH7         4,646   4,735,000  SH        SOLE               4,735,000    0      0
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PINNACLE AIRL CORP     NOTE 3.250% 2/1   723443AB3         4,718   6,430,000  SH        SOLE               6,430,000    0      0
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PLAYBOY ENTERPRISES
 INC                   NOTE 3.000% 3/1   728117AB8         7,000   7,000,000  SH        SOLE               7,000,000    0      0
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PHARMACEUTICAL RES
 INC                   NOTE 2.875% 9/3   717125AC2         3,291   4,000,000  SH        SOLE               4,000,000    0      0
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UTSTARCOM INC          NOTE 0.875% 3/0   918076AB6         4,077   5,000,000  SH        SOLE               5,000,000    0      0
----------------------------------------------------------------------------------------------------------------------------------
WILLBROS GROUP INC     NOTE 2.750% 3/1   969199AC2         2,777   3,120,000  SH        SOLE               3,120,000    0      0
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EXPRESSJET HOLDINGS
 INC                   NOTE 4.250% 8/0   30218UAB4         7,466   8,995,000  SH        SOLE               8,995,000    0      0
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ASM INTL NV            NOTE 4.250% 12/0  00207DAG7         4,406   4,500,000  SH        SOLE               4,500,000    0      0
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COMPUCREDIT CORP       NOTE 3.625% 5/3   20478NAB6         3,759   3,500,000  SH        SOLE               3,500,000    0      0
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SEACOR HOLDINGS INC    DBCV 2.875% 12/1  811904AH4         2,758   2,500,000  SH        SOLE               2,500,000    0      0
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CELL THERAPEUTICS INC  NOTE 5.750% 6/1   150934AD9         8,570  13,822,000  SH        SOLE              13,822,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
EDO CORP               NOTE 4.000% 11/1  281347AE4         2,538   2,500,000  SH        SOLE               2,500,000    0      0
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ADVANCED MEDICAL
 OPTICS INC            NOTE 2.500% 7/1   00763MAG3         5,094   5,000,000  SH        SOLE               5,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
FRONTIER AIRLINES
 INC NEW               DBCV 5.000% 12/1  359065AA7         2,700   2,500,000  SH        SOLE               2,500,000    0      0
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HUMAN GENOME SCIENCES
 INC                   NOTE 2.250% 8/1   444903AM0         7,300  10,000,000  SH        SOLE              10,000,000    0      0
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OMNICARE INC           DBCV 3.250% 12/1  681904AL2        12,375  12,500,000  SH        SOLE              12,500,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
WATSON
 PHARMACEUTICALS INC   DBCV 1.750% 3/1   942683AC7         3,820   4,000,000  SH        SOLE               4,000,000    0      0
-----------------------------------------------------------------------------------------------------------------------------------
GENVEC INC             COMMON            37246C109         1,188     720,000  SH        SOLE                 720,000    0      0
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OSCIENT
 PHARMACEUTICALS CORP  COMMON            68812R105           454     200,000  SH        SOLE                 200,000    0      0
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CHESAPEAKE ENERGY
 CORP                  COMMON            165167107         4,502     150,000  SH        SOLE                 150,000    0      0
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DIGITAL RIV INC        COMMON            25388B104         1,499      50,400  SH        SOLE                  50,400    0      0
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ENDEAVOUR INTL CORP    COMMON            29259G101            83      25,000  SH        SOLE                  25,000    0      0
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FORD MTR CO CAP TR II  PFD TR CV 6.5%    345395206        19,822     716,900  SH        SOLE                 716,900    0      0
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GENERAL MOTORS CORP    DEB SR CV C 33    370442717        37,818   2,417,400  SH        SOLE               2,417,400    0      0
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GENERAL MOTORS CORP    DEB SR CONV B     370442733         5,115     345,200  SH        SOLE                 345,200    0      0
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WILLBROS GROUP INC     COMMON            969199108         7,392     511,900  SH        SOLE                 511,900    0      0
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LORAL SPACE &
 COMMUNICATNS L        COMMON            543881106         3,889     137,500  SH        SOLE                 137,500    0      0
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ALPHA NATURAL
 RESOURCES INC         COMMON            02076X102         7,008     364,819  SH        SOLE                 364,819    0      0
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ROTECH HEALTHCARE INC  COMMON            778669101         5,685     339,200  SH        SOLE                 339,200    0      0
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